Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenue	$ 17,837,611	$ 18,659,141	$ 19,999,294
Cost of Revenue	(10,427,222)	(10,044,402)	(10,560,766)
Gross Profit	7,410,389	8,614,739	9,438,528
Operating Expenses:
Selling and Marketing Expenses	1,489,005	1,130,799	1,063,533
Depreciation and Amortization	598,516	272,734	175,488
General and Administrative Expenses	6,156,987	2,798,028	2,361,763
Total Operating Expenses	8,244,508	4,201,561	3,600,784
Income (Loss) from Operations	(834,119)	4,413,178	5,837,744
Other Income (Expense):
Government Grants	19,923	16,063	20,865
Other Income	9,105	251,895	150,653
Interest Expense	(355,871)	(12,325)	(9,267)
Total Other Income (Expense)	(326,843)	255,633	162,251
Income (Loss) before Tax Expense	(1,160,962)	4,668,811	5,999,995
Income Tax Expense	(155,708)	(825,926)	(1,045,511)
Net Income (Loss) for the Year	(1,316,670)	3,842,885	4,954,484
Other Comprehensive Income (Loss):
Foreign currency translation adjustment, net of tax	392	(26,468)	(285)
Comprehensive Income (Loss)	(1,316,278)	3,816,417	4,954,199
Less: Comprehensive income attributable to non-controlling interests	71,074
Total Comprehensive Income (Loss) attributable to Vantage Corp Shareholders	$ (1,387,352)	$ 3,816,417	$ 4,954,199
Net Income (Loss) Per Share Attributable to Vantage Corp Shareholders
Basic	$ (0.04)	$ 0.14	$ 0.17
Diluted	$ (0.04)	$ 0.14	$ 0.17
Weighted Average Number of Outstanding Ordinary Shares
Basic	30,983,322	28,000,000	28,000,000	[1]
Diluted	30,983,322	28,000,000	28,000,000	[1]

[1]	Retroactively presented for 28,000,000 ordinary shares issued in preparation of the Company’s initial public offering